NON-CONTROLLING INTERESTS (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
NON-CONTROLLING INTERESTS
Non-controlling interests	$ 573,803,513	¥ 3,983,917,792	¥ 19,134,198,247
Qunar and subsidiaries
NON-CONTROLLING INTERESTS
Non-controlling interests		2,197,375,082	17,855,897,129
An offline travel agency
NON-CONTROLLING INTERESTS
Non-controlling interests		454,550,413	455,614,677
Skyscanner
NON-CONTROLLING INTERESTS
Non-controlling interests		315,836,071
Travelfusion
NON-CONTROLLING INTERESTS
Non-controlling interests		315,803,463	289,875,458
A technology company focusing on hotel customer reviews
NON-CONTROLLING INTERESTS
Non-controlling interests		285,110,984	262,762,132
An online trip package service provider
NON-CONTROLLING INTERESTS
Non-controlling interests		133,004,201	134,586,452
Others
NON-CONTROLLING INTERESTS
Non-controlling interests		¥ 282,237,578	¥ 135,462,399